CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Operating activities
Net loss	$ (15,697)	$ (41,564)
Items not affecting cash
Goodwill impairment		11,927
Amortization of deferred financing cost	442
Amortization of property and equipment	1,791	1,931
Amortization of intangible assets	369	577
Accretion expense	102	205
Change in fair value of warrant liability	(4,242)	(1,119)
Stock-based compensation	750	988
Unrealized foreign exchange loss	114	485
Deferred income tax expense	(146)	1,841
Net cash used in operating activities before adjusting non-cash working capital items	(16,517)	(24,729)
Changes in non-cash working capital items	9,344	18,236
Net Cash Used in Operating Activities	(7,173)	(6,493)
Investing activities
Acquisition of property and equipment	(606)	(1,311)
Acquisition of intangible assets	(82)	(406)
Net Cash Used in Investing Activities	(688)	(1,717)
Financing activities
Repayments on capital lease obligation	(55)	(507)
Proceeds from debt facility		1,300
Repayment of debt facility	(5,122)	(11,548)
Dividend paid to non-controlling interest in DW-HFCL	(1,105)
Issuance of warrants	5,809
Issuance of common shares, net	8,244	35
Net Cash (Used in) Provided by Financing Activities	7,771	(10,720)
Effect of foreign exchange on cash and cash equivalents	(114)	(485)
Net decrease in cash and cash equivalents	(204)	(19,415)
Cash and cash equivalents at beginning of period	4,277	23,692
Cash and cash equivalents at end of period	4,073	4,277
Cash paid during the period for interest	1,320	2,335
Cash paid during the period for taxes	$ 1,061	$ 522